Trade and Other Receivables - Schedule of Minimum Lease Payments Receivable (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	$ 183,646,346	$ 224,955,158
Gross Carrying Amount [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	25,892,541	27,550,419
Gross Carrying Amount [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	15,166,099	17,871,553
Gross Carrying Amount [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	13,046,179	16,507,313
Gross Carrying Amount [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	11,136,437	14,941,493
Gross Carrying Amount [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	8,983,791	12,640,235
Gross Carrying Amount [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	109,421,299	135,444,145
Interest [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	24,926,061	33,578,512
Interest [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	5,136,999	6,512,634
Interest [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,765,693	3,383,443
Interest [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,268,723	2,477,022
Interest [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	829,245	1,865,003
Interest [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	274,262	1,314,700
Interest [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	15,651,139	18,025,710
Present Value [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	158,720,285	191,376,646
Present Value [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	20,755,542	21,037,785
Present Value [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	13,400,406	14,488,110
Present Value [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	11,777,456	14,030,291
Present Value [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	10,307,192	13,076,490
Present Value [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	8,709,529	11,325,535
Present Value [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	$ 93,770,160	$ 117,418,435